KKR Income Opportunities Fund			July 31, 2019
			(Unaudited)
Schedule of Investments

		Par†	Value
LEVERAGED LOANS - 84.7%
Aerospace & Defense - 1.5%
EaglePicher Technologies, LLC, TL 1L 02/18
5.484% (1 Month US LIBOR + 3.250%), 03/08/2025 (a)		3,435,130	$3,309,181
EaglePicher Technologies, LLC, TL 2L 02/18
9.484% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		1,838,910	1,769,951
			5,079,132
Building Products - 2.3%
Gypsum Management & Supply, Inc., TL 1L B 05/18
4.984% (1 Month US LIBOR + 2.750%), 06/01/2025 (a)		3,070,772	3,034,952
Ply Gem Holdings, Inc., TL 1L B 03/18
6.119% (1 Month US LIBOR + 3.750%), 04/12/2025 (a)		2,505,111	2,452,916
SRS Distribution, Inc., TL 1L B 05/18
5.484% (1 Month US LIBOR + 3.250%), 05/23/2025 (a)		2,277,090	2,208,777
			7,696,645
Chemicals - 2.2%
Akzo Nobel Specialty Chemicals, TL 1L B 08/18
5.610% (1 Month US LIBOR + 3.250%), 10/01/2025 (a)(b)		1,821,810	1,794,109
Emerald Performance Materials, LLC, TL 2L 07/14
9.984% (1 Month US LIBOR + 7.750%), 08/01/2022 (a)		1,453,080	1,430,071
Flint Group GmbH, TL 1L B5 02/17
3.750% (3 Month EURIBOR + 3.750%), 09/07/2021 (a)(b)	EUR	511,052	505,980
Invictus, TL 2L 01/18
9.272% (3 Month US LIBOR + 6.750%), 03/30/2026 (a)		1,082,100	1,077,366
New Arclin US Holding Corp., TL 2L 02/17
10.984% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)		282,363	281,304
Vantage Specialty Chemicals, Inc., TL 2L 10/17
10.580% (3 Month US LIBOR + 8.250%), 09/18/2024 (a)		2,397,730	2,289,832
			7,378,662
Commercial Services & Supplies - 9.1%
Acosta Holdco., Inc., TL 1L B 04/15
5.484% (1 Month US LIBOR + 3.250%), 09/26/2021 (a)		13,875,120	4,960,355
Advantage Sales & Marketing, Inc., TL 1L B 06/14
5.580% (3 Month US LIBOR + 3.250%), 07/23/2021 (a)		8,593,728	7,992,167
Advantage Sales & Marketing, Inc., TL 2L 06/14
8.830% (3 Month US LIBOR + 6.500%), 07/25/2022 (a)		2,795,532	2,261,586
GFL Environmental, Inc., TL 1L B 10/18
5.234% (1 Month US LIBOR + 3.000%), 05/30/2025 (a)(b)		2,463,760	2,449,414
Monitronics International, Inc., TL 1L 03/12
10.000% (3 Month US LIBOR + 4.500%), 09/30/2022 (a)		10,149,304	9,619,662
Vivint, Inc., TL 1L B 06/18
7.332% (3 Month US LIBOR + 5.000%), 04/01/2024 (a)		3,267,504	3,142,261
			30,425,445
Communications Equipment - 0.7%
Mitel US Holdings, Inc., TL 1L 06/18
6.766% (1 Month US LIBOR + 4.500%), 11/30/2025 (a)		2,510,740	2,451,549

Computers & Peripherals - 1.2%
Electronics For Imaging, Inc., TL 1L 06/19
7.291% (3 Month US LIBOR + 5.000%), 07/23/2026 (a)		4,096,941	3,912,579

Construction & Engineering - 2.9%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
6.613% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		4,941,215	4,783,319
Yak Access, LLC, TL 1L B 05/18
7.234% (1 Month US LIBOR + 5.000%), 07/11/2025 (a)		5,274,426	4,928,292
			9,711,611
Construction Materials - 0.5%
Quimper AB, TL 2L 02/19
8.250% (6 Month Euribor + 8.250%), 02/15/2027 (a)(b)	EUR	1,464,440	1,631,271

Distributors - 2.8%
Distribution International, Inc., TL 1L 06/19
8.016% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		9,590,171	9,158,613

Diversified Telecommunication Services - 1.2%
Onvoy LLC, TL 1L 01/17
6.830% (3 Month US LIBOR + 4.500%), 02/10/2024 (a)		3,502,505	2,907,080
Peak 10 Holding Corp., TL 1L 07/17
5.830% (3 Month US LIBOR + 3.500%), 08/01/2024 (a)		1,270,438	1,170,391
			4,077,471

LEVERAGED LOANS (continued)	Par†	Value
Electronic Equipment, Instruments & Components - 4.4%
Excelitas Technologies Corp., TL 2L 10/17
9.832% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)	10,370,400	10,441,696
Laird PLC, TL 1L B 04/18
6.830% (3 Month US LIBOR + 4.500%), 07/09/2025 (a)(b)	30,680	29,880
Vertiv Group Corp., TL 1L 03/17
6.330% (3 Month US LIBOR + 4.000%), 11/30/2023 (a)	4,450,661	4,244,818
		14,716,394
Food & Staples Retailing - 1.2%
Smart & Final Stores LLC, TL 1L B 05/19
9.016% (3 Month US LIBOR + 6.750%), 06/20/2025 (a)	2,750,300	2,557,779
Smart Foodservice, TL 1L B 05/19
7.016% (3 Month US LIBOR + 4.750%), 06/20/2026 (a)	1,348,600	1,357,029
		3,914,808
Food Products - 0.4%
CSM Bakery Products, TL 2L 07/13
10.040% (3 Month US LIBOR + 7.750%), 07/05/2021 (a)	991,568	917,200
CTI Foods Holding Co LLC, TL 1L 05/19 (Exit TL)
9.580% (3 Month US LIBOR + 7.250%), 05/03/2024 (a)(d)(e)	486,041	485,857
		1,403,057
Health Care Providers & Services - 5.4%
LifePoint Hospitals, Inc., TL 1L 10/18
6.769% (1 Month US LIBOR + 4.500%), 11/16/2025 (a)	43,375	43,684
Paradigm Acquistion Corp., TL 2L 10/18 LC
10.022% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)	555,010	552,235
Quorum Health Corp., TL 1L 04/16
9.006% (3 Month US LIBOR + 6.750%), 04/29/2022 (a)(c)(d)	8,165,788	8,097,727
Team Health, Inc., TL 1L 01/17
4.984% (1 Month US LIBOR + 2.750%), 02/06/2024 (a)	10,574,987	9,297,159
		17,990,805
Hotels, Restaurants & Leisure - 4.9%
ClubCorp Club Operations, Inc., TL 1L B 08/17
5.080% (3 Month US LIBOR + 2.750%), 08/16/2024 (a)	6,216,155	5,749,943
Diamond Resorts International, Inc., TL 1L B 06/18
5.984% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)	7,540,976	7,208,720
NPC International, Inc., TL 1L 04/17
5.769% (1 Month US LIBOR + 3.500%), 04/19/2024 (a)	2,822,858	2,283,692
SMG/PA, TL 2L 12/17
9.234% (1 Month US LIBOR + 7.000%), 01/23/2026 (a)	1,110,960	1,126,236
		16,368,591
IT Services - 5.8%
Access CIG, LLC, TL 2L 02/18
10.069% (3 Month US LIBOR + 7.750%), 02/27/2026 (a)	1,292,375	1,292,911
Dun & Bradstreet Corp., TL 1L B 01/19
7.241% (1 Month US LIBOR + 5.000%), 02/06/2026 (a)	5,431,840	5,474,290
PSAV, Inc., TL 2L 02/18
9.833% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)	2,530,890	2,420,163
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
7.705% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	6,551,068	6,488,276
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
7.705% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	1,524,940	1,510,324
Systems Maintenance Services Holdings, Inc., TL 1L B 10/16
7.402% (1 Month US LIBOR + 5.000%), 10/30/2023 (a)	572,805	436,764
VeriFone Systems, Inc., TL 1L 07/18
7.2340% (3 Month US LIBOR + 4.000%), 08/20/2025 (a)	1,221,493	1,191,341
Xerox Business Services LLC, TL 1L B 12/16
4.734% (1 Month US LIBOR + 2.500%), 12/07/2023 (a)	349,250	344,011
		19,158,080
Leisure Products - 0.5%
Camping World Good Sam, TL 1L B 03/18
5.152% (1 Month US LIBOR + 2.750%), 11/08/2023 (a)	1,694,370	1,591,745

Life Sciences Tools & Services - 0.8%
Albany Molecular Research, Inc., TL 2L 07/17
9.234% (1 Month US LIBOR + 7.000%), 08/30/2025 (a)	2,174,190	2,179,625
PAREXEL International Corp., TL 1L 08/17
4.984% (1 Month US LIBOR + 2.750%), 09/27/2024 (a)	530,042	512,487
		2,692,112
Machinery - 5.1%
Accuride Corp., TL 1L B 10/17
7.580% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)	1,866,764	1,558,748
CPM Holdings, Inc., TL 2L 10/18
10.484% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)	1,655,830	1,644,786
Utility One Source LP, TL 1L 03/17
7.830% (3 Month US LIBOR + 5.500%), 04/18/2023 (a)	4,603,562	4,643,843
WireCo WorldGroup, Inc., TL 1L 07/16
7.234% (1 Month US LIBOR + 5.000%), 09/29/2023 (a)(b)	3,317,767	3,326,890
WireCo WorldGroup, Inc., TL 2L 07/16
11.234% (1 Month US LIBOR + 9.000%), 09/30/2024 (a)(b)	5,918,991	5,889,397
		17,063,664

LEVERAGED LOANS (continued)	Par†	Value
Media - 2.7%
Emerald Expositions Holding Inc., TL 1L B 11/17
4.984% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)	2,485,103	2,444,720
NEP Broadcasting, LLC, TL 2L 09/18
9.234% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)	5,063,000	5,063,000
Numericable-SFR, TL 1L B13 07/18
6.325% (1 Month US LIBOR + 4.000%), 08/14/2026 (a)(b)	1,626,822	1,621,746
		9,129,466
Metals & Mining - 9.2%
Foresight Energy, LLC, TL 1L B 03/17
8.272% (3 Month US LIBOR + 5.750%), 03/28/2022 (a)	10,910,430	8,064,608
Sequa Corp., TL 1L B 11/17
7.560% (3 Month US LIBOR + 5.000%), 11/28/2021 (a)	5,916,084	5,852,309
Sequa Corp., TL 2L 04/17
11.266% (3 Month US LIBOR + 9.000%), 04/28/2022 (a)	17,149,877	16,706,810
		30,623,727
Multiline Retail - 2.7%
Belk, Inc., TL 1L B 08/15
7.285% (3 Month US LIBOR + 4.750%), 12/12/2022 (a)	10,928,860	8,899,207

Professional Services - 0.9%
SIRVA Worldwide, Inc., TL 1L 07/18
7.789% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)	1,915,227	1,872,134
SIRVA Worldwide, Inc., TL 2L 07/18
11.869% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)	1,149,740	997,399
		2,869,533
Road & Rail - 1.3%
Transplace, TL 2L 09/17
11.019% (1 Month US LIBOR + 8.750%), 10/06/2025 (a)	4,532,039	4,441,398

Software - 11.5%
Applied Systems, Inc., TL 2L 09/17
9.330% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)	6,013,300	6,093,487
Gigamon, Inc., TL 1L 11/17
6.484% (1 Month US LIBOR + 4.500%), 12/27/2024 (a)	1,489,336	1,457,687
Misys Ltd., TL 1L 04/17
5.734% (1 Month US LIBOR + 3.500%), 06/13/2024 (a)	3,830,290	3,765,673
Misys Ltd., TL 2L 04/17 USD
9.446% (6 Month US LIBOR + 7.250%), 06/13/2025 (a)	5,926,140	5,903,917
P2 Energy Solutions, Inc., TL 1L 10/13
6.560% (3 Month US LIBOR + 4.000%), 10/30/2020 (a)	11,053,363	11,053,362
Refinitiv, TL 1L B 08/18
5.984% (1 Month US LIBOR + 3.750%), 10/01/2025 (a)	7,938,154	7,943,115
Vertafore, Inc., TL 1L 05/18
5.484% (1 Month US LIBOR + 3.250%), 06/04/2025 (a)	2,167,977	2,132,000
		38,349,241
Specialty Retail - 2.1%
Jo-Ann Stores, Inc., TL 1LB 10/16
7.259% (3 Month US LIBOR + 5.000%), 10/20/2023 (a)	1,870,902	1,621,455
Jo-Ann Stores, Inc., TL 2L 04/18
11.509% (3 Month US LIBOR + 9.250%), 05/21/2024 (a)	1,704,670	1,414,876
Talbots, Inc., TL 1L B 11/18
9.330% (3 Month US LIBOR + 7.000%), 11/28/2022 (a)	4,137,700	4,029,086
		7,065,417
Transportation Infrastructure - 0.7%
Direct ChassisLink, Inc., TL 2L 04/19
10.588% (1 Month US LIBOR + 8.250%), 04/10/2026 (a)	2,355,220	2,296,340

Wireless Telecommunication Services - 0.7%
Sprint Corp., TL 1L 01/17
4.750% (3 Month US LIBOR + 2.500%), 02/02/2024 (a)	2,448,820	2,446,677

TOTAL LEVERAGED LOANS (amortized cost $297,150,806)		282,543,240

HIGH YIELD SECURITIES - 59.3%
Aerospace & Defense - 1.2%
Pattonair Holdings Ltd.
9.000%, 11/01/2022 (b)(f)		3,845,000	3,969,963

Building Products - 3.2%
Ply Gem Holdings, Inc.
8.000%, 04/15/2026 (f)		5,266,000	5,154,098
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)		5,596,000	5,560,913
			10,715,011

HIGH YIELD SECURITIES (continued)		Par†	Value
Chemicals - 1.6%
Akzo Nobel Specialty Chemical
8.000%, 10/01/2026 (b)(f)		3,085,000	3,069,575
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b)(c)(d)(f)		869,000	864,655
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)		1,356,000	1,257,690
			5,191,920
Commercial Services & Supplies - 7.1%
GFL Environmental, Inc.
5.375%, 03/01/2023 (b)(f)		4,910,000	5,002,062
8.500%, 05/01/2027 (b)(f)		1,529,000	1,678,078
Multi-Color Corp.
6.750%, 07/15/2026 (f)		2,136,000	2,184,060
10.500%, 07/15/2027 (f)		2,282,000	2,304,820
Vivint, Inc.
8.750%, 12/01/2020		8,166,000	7,798,530
7.875%, 12/01/2022		2,601,000	2,484,475
7.625%, 09/01/2023		2,747,000	2,162,439
			23,614,464
Construction & Engineering - 1.6%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)		4,876,000	5,229,510

Construction Materials - 4.2%
Cemex Materials LLC
7.700%, 07/21/2025 (f)		12,842,000	13,875,781

Containers & Packaging - 1.8%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (f)		4,640,000	4,188,992
Reynolds Group Holdings, Inc.
7.950%, 12/15/2025		1,668,000	1,826,460
			6,015,452
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp.
8.500%, 04/01/2026 (f)		3,127,000	3,063,522

Electronic Equipment, Instruments & Components - 9.6%
Artesyn Embedded Technologies, Inc.
9.750%, 10/15/2020 (c)(d)(f)		10,434,000	10,590,510
CommScope, Inc.
5.500%, 06/15/2024 (f)		8,124,000	7,494,390
Vertiv Group Corp.
9.250%, 10/15/2024 (f)		14,648,000	13,878,980
			31,963,880
Health Care Providers & Services - 5.3%
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (f)		3,161,000	3,038,511
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)		4,133,000	4,396,479
Quorum Health Corp.
11.625%, 04/15/2023 (c)(d)		4,797,000	4,461,210
Surgery Partners Holdings, LLC
6.750%, 07/01/2025 (f)		1,528,000	1,363,740
Team Health, Inc.
6.375%, 02/01/2025 (f)		5,271,000	4,322,220
			17,582,160
Hotels, Restaurants & Leisure - 3.8%
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)		12,520,000	11,330,600
Enterprise Development Authority
12.000%, 07/15/2024 (f)		1,255,000	1,402,462
			12,733,062
Household Products - 3.1%
Steinhoff
4.000%, 01/30/2021 (b)(c)(d)(f)(g)	EUR	6,500,000	7,123,564
1.250%, 08/11/2022 (b)(c)(d)(f)(g)	EUR	3,100,000	3,285,861
			10,409,425
Insurance - 2.2%
Hub International Ltd.
7.000%, 05/01/2026 (f)		7,197,000	7,336,406

Life Sciences Tools & Services - 1.5%
PAREXEL International Corp.
6.375%, 09/01/2025 (f)		5,246,000	4,839,435

Machinery - 0.7%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (f)		2,642,000	2,450,455

HIGH YIELD SECURITIES (continued)		Par†	Value
Media - 1.9%
Diamond Sports Group LLC
5.375%, 08/15/2026 (f)		21,000	21,393
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (b)		3,631,000	3,363,214
Numericable-SFR
8.125%, 02/01/2027 (b)(f)		2,800,000	3,055,500
			6,440,107
Metals & Mining - 1.3%
Allegheny Technologies, Inc.
7.875%, 08/15/2023		1,318,000	1,425,087
Foresight Energy, LLC
11.500%, 04/01/2023 (f)		7,479,000	2,972,903
			4,397,990
Multiline Retail - 0.1%
J.C. Penney Corp., Inc.
8.125%, 10/01/2019		153,000	152,235
5.650%, 06/01/2020		60,000	57,000
			209,235
Oil, Gas & Consumable Fuels - 0.4%
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027 (f)		1,272,000	1,278,360

Personal Products - 0.1%
Coty, Inc.
6.500%, 04/15/2026 (f)		372,000	358,980

Pharmaceuticals - 1.1%
Teva Pharmaceutical Industries Ltd
2.950%, 12/18/2022 (b)		130,000	117,488
2.800%, 07/21/2023 (b)		556,000	483,375
Theravance Biopharma, Inc.
3.250%, 11/01/2023		3,405,000	3,208,362
			3,809,225
Road & Rail - 3.9%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (f)		14,441,000	13,105,207

Textiles, Apparel & Luxury Goods - 2.2%
Lycra
5.375%, 05/01/2023 (b)(f)	EUR	668,000	716,249
7.500%, 05/01/2025 (b)(f)		6,852,000	6,475,140
			7,191,389
Trading Companies and Distributors - 0.5%
Neon Holdings, Inc.
10.125%, 04/01/2026 (f)		1,820,000	1,747,200

TOTAL HIGH YIELD SECURITIES (amortized cost $205,878,954)			197,528,139

	Shares	Value
COMMON STOCKS - 0.8%
Energy Equipment & Services - 0.2%
Proserv Acquisition LLC (b)(c)(d)(e)(g)	114,010	636,992

Food Products - 0.0%
CTI Foods Holding Co LLC (c)(d)(e)(g)	955	112,798

Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Corp. (g)	21,240	251,481
VICI Properties, Inc.	73,140	1,560,808
		1,812,289
Specialty Retail - 0.0%
Charlotte Russe, Inc. (c)(d)(e)(g)	3,649	–

TOTAL COMMON STOCKS (cost $7,086,761)		2,562,079

PREFERRED STOCK - 0.1%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC
N/A (b)(c)(d)(e)(g)	36,249	409,048

TOTAL PREFERRED STOCK (cost $233,307)		409,048

TOTAL INVESTMENTS (amortized cost $510,349,828) (h) - 144.9%		483,042,506
LIABILITIES EXCEEDING OTHER ASSETS, NET - (44.9)%		(149,717,154)
NET ASSETS - 100.0%		$333,325,352

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2019.
(b)	Non-U.S. security.
(c)
Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2019 was $35,582,365 and represented 10.7% of net assets.

(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2019 was $36,068,212 and represented 10.8% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of July 31, 2019 was $169,988,264, which represent 51.0% of net assets.

(g)	Non-income producing security.
(h)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Artesyn Embedded Technologies, Inc.	10,434,000	09/26/13-05/08/19	10,304,075	10,590,510	3.2%
Charlotte Russe, Inc., Common Stock	3,649	02/02/18	-	-	0.0%
Consolidated Energy Finance SA	869,000	05/03/18	869,000	864,655	0.3%
CTI Foods Holding Co. LLC, Common Stock	955	05/03/19	3,800,000	112,798	0.0%
Proserv Acquisition LLC, Common Stock	114,010	05/08/18	1,585,844	636,992	0.2%
Proserv Acquisition LLC, Preferred Stock	36,249	05/08/18	233,307	409,048	0.1%
Quorum Health Corp.	4,797,000	1/26/18-9/11/18	4,792,882	4,461,210	1.4%
Quorum Health Corp.	8,165,788	12/15/16-12/14/17	8,100,783	8,097,727	2.4%
Steinhoff	6,500,000	03/22/18-10/08/18	7,071,489	7,123,564	2.1%
Steinhoff	3,100,000	07/25/18	3,411,648	3,285,861	1.0%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2019:

Country:	% of Net Assets
United States	127.7%
Luxembourg	4.1%
Netherlands	3.6%
Cayman Islands	2.8%
Canada	2.7%
United Kingdom	1.5%
France	1.4%
Sweden	0.5%
Switzerland	0.3%
Israel	0.2%
Germany	0.1%
144.9%
Liabilities Exceeding Other Assets, Net	(44.9)%
100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2019 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans		282,057,383	485,857	282,543,240
High Yield Securities		197,528,139		197,528,139
Preferred Stocks			409,048	409,048
Common Stocks	1,812,289		749,790	2,562,079
Cash equivalents	13,806,677			13,806,677
Total Investments in securities and cash equivalents	15,618,966	479,585,522	1,644,695	496,849,183

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2018		$1,509,823	$1,307,926	$4,764,434
Purchases		476,320	-	-
Sales and paydowns		(547,631)	(808,974)	(4,780,637)
Settlements		(49,995)	3,800,000	-
Net change in appreciation/(depreciation)		932,014	(3,542,294)	382,715
Net realized gain/(loss)		(1,834,674)	(6,868)	42,536
Balance as of July 31, 2019		$485,857	$749,790	$409,048

Net change in appreciation/(depreciation) on investments held at July 31, 2019		$9,395	$(3,621,123)	$1,232

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2019:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans	$485,857	Yield Analysis	Yield	9%
			EBITDA Multiple	11.2x
			Net Leverage	5.4x
Common Stocks	$764,790	Market Comparables	LTM EBITDA Multiple	1.4x - 11.0x(2.8x)
			Fwd EBITDA Multiple	1.2x - 7.8x(2.8x)
			Illiquidity Discount	15%
Preferred Stocks	$409,048	Market Comparables	LTM EBITDA Multiple	1.4x
			Fwd EBITDA Multiple	1.2x

(1)
For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)
The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)	Weighted average amounts are based on the estimated fair values.